Transactions with Affiliates - Omnibus Agreement Table (Details) - Omnibus Agreement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Allocated costs from Anadarko	$ 50,486	$ 41,112	$ 37,770
General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	35,077	31,733	29,360
Public Company Expenses [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	$ 15,409	$ 9,379	$ 8,410